PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3.    PREPAID EXPENSES AND OTHER CURRENT ASSETS:

Prepaid expenses and other current assets consist of the following:

	December 31,
	2020	2019
Prepaid Rent	$65,254	$58,284
Prepaid Utilities	30,271	—
Prepaid Insurance	30,875	32,668
Prepaid Administrative Expenses	34,010	—
VAT receivable	54,206	60,146
Other Receivables	44,430	28,285
Total prepaid expenses and other current assets	$259,046	$179,383